Asset Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Asset Acquisitions [Abstract]
Asset Acquisitions

6. Asset Acquisitions

Assignment and License Agreement with Shire International GmbH

On November 5, 2018, the Company entered into an Assignment and License Agreement (the “Shire Agreement”) with Shire International GmbH (“Shire”). Under the terms of the Shire Agreement, Shire granted the Company an exclusive, royalty bearing worldwide license to develop and commercialize its two product candidates, maralixibat and volixibat. As part of the Shire Agreement, the Company was assigned license agreements held by Shire with Satiogen Pharmaceuticals, Inc. (“Satiogen”), Pfizer Inc. (“Pfizer”) and Sanofi-Aventis Deutschland GmbH (“Sanofi”). The Company has the right to sublicense under the Shire Agreement and additionally has the right to sublicense under the Satiogen, Pfizer and Sanofi licenses subject to the terms of those license agreements.

In consideration for the rights granted to the Company under the Shire Agreement, the Company made an upfront payment to Shire on November 5, 2018 of $7.5 million and issued Shire 1,859,151 shares of its redeemable common stock with an estimated fair value of $7.0 million, or $3.76 per share. The fair value of the shares was determined using an option pricing model with key assumptions as of the date of issuance including the probabilities of liquidity scenarios, enterprise value, time to liquidity, risk-free interest rates, volatility and discount for lack of marketability.

The Company accounted for the transaction as an asset acquisition as substantially all of the fair value of the gross assets acquired were concentrated in a group of similar identifiable assets thus satisfying the requirements of the screen test in ASU 2017-01. The assets acquired in the transaction were measured based on the upfront payment to Shire and the fair value of the common stock shares issued to Shire, as the fair value of the consideration given was more readily determinable than the fair value of the assets received. Because the assets had not yet received regulatory approval and have no alternative future use, the fair value attributable to these assets were initially recorded as in process research and development expenses.

The Company is also obligated to pay Shire up to an aggregate of $109.5 million upon the achievement of certain clinical development and regulatory milestones for maralixibat in certain indications and an additional $25.0 million upon regulatory approval of maralixibat for each and every other indication. In addition, the Company is required to pay up to an aggregate of $30.0 million upon the achievement of certain clinical development and regulatory milestones for volixibat solely for the first indication sought. Upon commercialization, the Company is obligated to pay Shire product sales milestones on total licensed products up to an aggregate of $30.0 million. The Company is also obligated to pay tiered royalties with rates ranging from low double-digits to mid-teens based upon annual worldwide net sales for all licensed products; however, these royalties are reduced in part by royalties due under the Satiogen and Sanofi licenses, as discussed below, related to maralixibat and volixibat, as applicable. The Company’s royalty obligations will continue on a licensed product-by-licensed product and country-by-country basis until the later to occur of the expiration of the last valid claim in a licensed patent covering the applicable licensed product in such country, expiration of any regulatory exclusivity for the licensed product in a country and ten years after the first commercial sale of a licensed product in such country. In July 2019, the Company achieved a development milestone related to the initiation of the Phase 3 MARCH-PFIC clinical trial and made a $2.5 million payment to Shire. As of September 30, 2019, no additional milestones had been accrued as there were no other potential milestones yet considered probable.

Concurrent with the Shire Agreement, the Company also entered into a Transition Services Agreement (“TSA”) with Shire, which covers services provided by Shire to transfer the research and development activities and the related know-how from Shire to the Company, including continuation of work on any existing clinical trials and manufacturing activities until fully transferred. As of June 30, 2019, all transition services were completed as well as settlement of any pass-through costs. The Company recorded $0.4 million for services provided by Shire under the TSA for the nine months ended September 30, 2019. Additionally, the Company recorded a reduction of estimated expenses of $0.1 million for pass-through costs related to continuation of work on existing clinical trials and manufacturing activities for the nine months ended September 30, 2019. The reduction of estimated expenses for the nine months ended September 30, 2019 was related to a final reconciliation of expenses and agreement on final amounts due to Shire. There were no expenses for Shire provided services or pass-through costs recorded for the three months ended September 30, 2019, September 30, 2018 and for the period from May 2, 2018 to September 30, 2018.

As of September 30, 2019, there was no accrued expenses for these services. As of December 31, 2018, $2.1 million was recorded in accrued expenses on the consolidated balance sheets for these services.

Satiogen License

Through the Shire Agreement, the Company was assigned a license agreement with Satiogen pursuant to which the Company obtained an exclusive, worldwide license to certain patents and know-how, with the right to sublicense to a third party subject to certain financial considerations. The Company is obligated to pay to Satiogen up to an aggregate of $10.5 million upon the achievement of certain milestones, of which $0.5 million was for initiation of certain development activities, $5.0 million for the completion of regulatory approvals and $5.0 million for commercialization activities. Additionally, the Company will be required to pay a low single-digit royalty on net sales. The Company’s royalty obligations continue on a licensed product-by-licensed product and country-by-country basis until the expiration of the last valid claim in a licensed patent covering the applicable licensed product in such country. Royalty obligations under the Satiogen license are creditable against the royalty obligations to Shire under the Shire Agreement. In July 2019, the Company achieved a development milestone related to the initiation of the Phase 3 MARCH-PFIC clinical trial and made a $0.5 million payment to Satiogen. As of September 30, 2019, no additional milestones had been accrued as there were no other potential milestones yet considered probable.

Pfizer License

Through the Shire Agreement, the Company was assigned a license agreement with Pfizer pursuant to which the Company obtained an exclusive, worldwide license to certain Pfizer know-how with a right to sublicense. Upon commercialization of any product utilizing the licensed product, the Company will be required to pay to Pfizer a low single-digit royalty on net sales of product sold by the Company, its affiliates or sublicensees. The Company’s royalty obligations continue on a licensed product-by-licensed product basis until the eighth anniversary of the first commercial sale of such licensed product anywhere in the world.

Sanofi License

Through the Shire Agreement, the Company was assigned a license agreement with Sanofi pursuant to which the Company obtained an exclusive, worldwide license to certain patents and know-how with the right to sublicense to a third party subject to certain financial considerations. The Company is obligated to pay up to an aggregate of $36.0 million upon the achievement of certain regulatory, commercialization and product sales milestones. Additionally, upon commercialization, the Company is required to pay tiered royalties in the mid to high single-digit range based upon net sales of licensed products sold by the Company and sublicensees in a calendar year, subject to adjustments in certain circumstances. The Company’s royalty obligations continue on a licensed product-by-licensed product and country-by-country basis until the later to occur of the expiration of the last valid claim in a licensed patent covering the applicable licensed product in such country and ten years after the first commercial sale of a licensed product in such country. Royalty obligations under the Sanofi license are creditable against the royalty obligations to Shire under the Shire Agreement. As of September 30, 2019, no milestones had been accrued as there were no potential milestones yet considered probable.

3. Asset Acquisitions

Assignment and License Agreement with Shire International GmbH

On November 5, 2018, the Company entered into an Assignment and License Agreement (the “Shire Agreement”) with Shire International GmbH (“Shire”). Under the terms of the Shire Agreement, Shire granted the Company an exclusive, royalty bearing worldwide license to develop and commercialize its two product candidates, maralixibat and volixibat. As part of the Shire Agreement, the Company was assigned license agreements held by Shire with Satiogen Pharmaceuticals, Inc. (“Satiogen”), Pfizer Inc. (“Pfizer”) and Sanofi-Aventis Deutschland GmbH (“Sanofi-Aventis”). The Company has the right to sublicense under the Shire Agreement and additionally has the right to sublicense under the Satiogen, Pfizer and Sanofi licenses subject to the terms of those license agreements.

In consideration for the rights granted to the Company under the Shire Agreement, the Company made an upfront payment to Shire on November 5, 2018 of $7.5 million and issued Shire 1,859,151 shares of its redeemable common stock with an estimated fair value of $7.0 million, or $3.76 per share. The fair value of the shares was determined using an option pricing model with key assumptions as of the date of issuance including the probabilities of liquidity scenarios, enterprise value, time to liquidity, risk-free interest rates, volatility and discount for lack of marketability.

The Company accounted for the transaction as an asset acquisition as substantially all of the fair value of the gross assets acquired were concentrated in a group of similar identifiable assets thus satisfying the requirements of the screen test in ASU 2017-01. The assets acquired in the transaction were measured based on the upfront payment to Shire and the fair value of the common stock shares issued to Shire, as the fair value of the consideration given was more readily determinable than the fair value of the assets received. Because the assets had not yet received regulatory approval and have no alternative future use, the fair value attributable to these assets was recorded as in process research and development expenses in the Company’s consolidated statement of operations and comprehensive loss for the period from May 2, 2018 to December 31, 2018.

The Company is also obligated to pay Shire up to an aggregate of $109.5 million upon the achievement of certain clinical development and regulatory milestones for maralixibat in certain indications and an additional $25.0 million upon regulatory approval of maralixibat for each and every other indication. In addition, the Company is required to pay up to an aggregate of $30.0 million upon the achievement of certain clinical development and regulatory milestones for volixibat solely for the first indication sought. Upon commercialization, the Company is obligated to pay Shire product sales milestones on total licensed products up to an aggregate of $30.0 million. The Company is also obligated to pay tiered royalties with rates ranging from low double-digits to mid-teens based upon annual worldwide net sales for all licensed products; however, these royalties are reduced in part by royalties due under the Satiogen and Sanofi-Aventis licenses, as discussed below, related to maralixibat and volixibat, as applicable. The Company’s royalty obligations will continue on a licensed product-by-licensed product and country-by-country basis until the later to occur of the expiration of the last valid claim in a licensed patent covering the applicable licensed product in such country, expiration of any regulatory exclusivity for the licensed product in a country and ten years after the first commercial sale of a licensed product in such country. As of December 31, 2018, no milestones had been accrued as there were no potential milestones yet considered probable.

Concurrent with the Shire Agreement, the Company also entered into a Transition Services Agreement (“TSA”) with Shire, which covers services provided by Shire to transfer the research and development activities and the related know-how from Shire to the Company, including continuation of work on any existing clinical trials and manufacturing activities until fully transferred. For the period from November 5, 2018 to December 31, 2018, the Company recorded research and development expense of $0.5 million for Shire provided services and $1.6 million for pass through expenses in its consolidated statement of operations and comprehensive loss. As of December 31, 2018, $2.1 million was recorded in accrued expenses on the consolidated balance sheet for these services.

Satiogen License

Through the Shire Agreement, the Company was assigned a license agreement with Satiogen pursuant to which the Company obtained an exclusive, worldwide license to certain patents and know-how, with the right to sublicense to a third party subject to certain financial considerations. The Company is obligated to pay to Satiogen up to an aggregate of $10.5 million upon the achievement of certain milestones, of which $0.5 million was for initiation of certain development activities, $5.0 million for the completion of regulatory approvals and $5.0 million for commercialization activities. Additionally, the Company will be required to pay a low single-digit royalty on net sales. The Company’s royalty obligations continue on a licensed product-by-licensed product and country-by-country basis until the expiration of the last valid claim in a licensed patent covering the applicable licensed product in such country. Royalty obligations under the Satiogen license are creditable against the royalty obligations to Shire under the Shire Agreement. As of December 31, 2018, no milestones had been accrued as there were no potential milestones yet considered probable.

Pfizer License

Through the Shire Agreement, the Company was assigned a license agreement with Pfizer pursuant to which the Company obtained an exclusive, worldwide license to certain Pfizer know-how with a right to sublicense. Upon commercialization of any product utilizing the licensed product, the Company will be required to pay to Pfizer a low single-digit royalty on net sales of product sold by the Company, its affiliates or sublicensees. The Company’s royalty obligations continue on a licensed product-by-licensed product basis until the eighth anniversary of the first commercial sale of such licensed product anywhere in the world.

Sanofi-Aventis License

Through the Shire Agreement, the Company was assigned a license agreement with Sanofi-Aventis pursuant to which the Company obtained an exclusive, worldwide license to certain patents and know-how with the right to sublicense to a third party subject to certain financial considerations. The Company is obligated to pay up to an aggregate of $36.0 million upon the achievement of certain regulatory, commercialization and product sales milestones. Additionally, upon commercialization, the Company is required to pay tiered royalties in the mid to high single-digit range based upon net sales of licensed products sold by the Company and sublicensees in a calendar year, subject to adjustments in certain circumstances. The Company’s royalty obligations continue on a licensed product-by-licensed product and country-by-country basis until the later to occur of the expiration of the last valid claim in a licensed patent covering the applicable licensed product in such country and ten years after the first commercial sale of a licensed product in such country. Royalty obligations under the Sanofi-Aventis license are creditable against the royalty obligations to Shire under the Shire Agreement. As of December 31, 2018, no milestones had been accrued as there were no potential milestones yet considered probable.